UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	November 8, 1999

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		129
Form 13F Information Table Value Total:		$154,066
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corporation                COM              001765106      458     8400 SH       SOLE                     8400
AT & T Corp.                   COM              001957109     1757    40401 SH       SOLE                    40401
Abbott Laboratories            COM              002824100      616    16800 SH       SOLE                    16800
Alza Corp.                     COM              022615108     1558    36400 SH       SOLE                    35400              1000
American Express               COM              025816109     1689    12510 SH       SOLE                    12510
American Home Products         COM              026609107     2623    63200 SH       SOLE                    63200
Ameritech Corp.                COM              030954101      957    14332 SH       SOLE                    14332
Applied Materials              COM              038222105      504     6485 SH       SOLE                     6485
Atlantic Richfield Co.         COM              048825103      594     6708 SH       SOLE                     6708
AvalonBay Communities (formerl COM              072012107      349    10300 SH       SOLE                    10300
Avista (formerly Washington Wa COM              940688104      444    25300 SH       SOLE                    25200               100
BP Amoco p.l.c. ADR            COM              055622104     1199    10824 SH       SOLE                    10824
BRE Properties                 COM              05564E106     1409    58856 SH       SOLE                    57856              1000
Baker, Fentress                COM              057213100      465    33350 SH       SOLE                    32650               700
Bancwest Corp. (formerly First COM              320506108      274     6750 SH       SOLE                     6750
Bank of America Corporation    COM              06605f102     1499    26910 SH       SOLE                    26910
Bell Atlantic Corp.            COM              077853109     1793    26639 SH       SOLE                    26487               152
BellSouth Corp.                COM              079860102      727    16156 SH       SOLE                    16156
Berkshire Hathaway Inc. Class  COM              084670207      960      517 SH       SOLE                      517
Boeing Co.                     COM              097023105     1241    29125 SH       SOLE                    29125
British Telecom ADR            COM              111021408      922     5950 SH       SOLE                     5950
CSX Corp.                      COM              126408103      585    13798 SH       SOLE                    13798
Cabot Industrial               COM              127072106      942    48950 SH       SOLE                    47650              1300
Castle & Cooke, Inc.           COM              148433105      309    20082 SH       SOLE                    20082
Catellus Developement          COM              149111106     1122    95529 SH       SOLE                    93529              2000
Chase Manhattan Corp.          COM              16161A108      293     3884 SH       SOLE                     3884
Chemed Corp.                   COM              163596109      619    20450 SH       SOLE                    20350               100
Chevron Corp.                  COM              166751107     2604    29343 SH       SOLE                    29343
Cisco Systems                  COM              17275R102      482     7036 SH       SOLE                     7036
Citigroup                      COM              172967101     2228    50645 SH       SOLE                    50645
Crescent Real Estate           COM              225756105     1197    66500 SH       SOLE                    65800               700
Delta Air Lines                COM              247361108     1659    34200 SH       SOLE                    34000               200
Deluxe Corp.                   COM              248019101      748    22010 SH       SOLE                    21910               100
Disney (Walt) Holding Co.      COM              254687106      520    20000 SH       SOLE                    20000
Du Pont                        COM              263534109      247     4080 SH       SOLE                     4080
Duff & Phelps                  COM              264324104     1277   131840 SH       SOLE                   131840
Duke-Weeks Realty Corp.        COM              264411505      554    28400 SH       SOLE                    27400              1000
Eastman Kodak                  COM              277461109      446     5900 SH       SOLE                     5900
Edison International (formerly COM              281020107      321    13202 SH       SOLE                    13202
Edper Brascan Corp.            COM              280905803     1428   100200 SH       SOLE                    98650              1550
Emerson Electric               COM              291011104     1229    19450 SH       SOLE                    19450
Enron Corp.                    COM              293561106     1848    45000 SH       SOLE                    44800               200
Equity Residential Properties  COM              29476l107     1001    23631 SH       SOLE                    23313               318
Exxon                          COM              302290101     2402    31611 SH       SOLE                    31611
FDX Corporation                COM              31304n107      264     6800 SH       SOLE                     6800
FelCor Lodging Trust           COM              314305103      311    17800 SH       SOLE                    17800
First Australia Fund           COM              318652104      194    25175 SH       SOLE                    25175
First Australia Prime          COM              318653102      892   145657 SH       SOLE                   143657              2000
First Union Corp.              COM              337358105      645    18100 SH       SOLE                    18100
Ford Motor                     COM              345370100     2780    55326 SH       SOLE                    54926               400
Four Seasons Hotels            COM              35100e104      497    13600 SH       SOLE                    13600
Freemont General Corp.         COM              357288109      666    70600 SH       SOLE                    70200               400
GTE Corp.                      COM              362320103      900    11711 SH       SOLE                    11711
Gartner Group                  COM              366651107      312    19500 SH       SOLE                    19300               200
General Electric               COM              369604103     1731    14602 SH       SOLE                    14602
Heinz (H.J.)                   COM              423074103     1901    44200 SH       SOLE                    43900               300
Hershey Foods                  COM              427866108      467     9600 SH       SOLE                     9600
Hewlett-Packard                COM              428236103     2975    32787 SH       SOLE                    32787
Hilton Hotels                  COM              432848109      434    43900 SH       SOLE                    43500               400
Homestake Mining               COM              437614100      712    77500 SH       SOLE                    76500              1000
Intel Corp.                    COM              458140100     3253    43770 SH       SOLE                    43770
International Business Machine COM              459200101     3962    32744 SH       SOLE                    32744
Internet Capital Group         COM              46059c106      659     7500 SH       SOLE                     7500
K2 Inc.                        COM              482732104      129    14600 SH       SOLE                    14600
Kaufman & Broad Home           COM              486168107     1003    48650 SH       SOLE                    48650
Kimberly-Clark                 COM              494368103      297     5633 SH       SOLE                     5633
Lehman Brothers Holdings Inc.  COM              524908100     1961    33600 SH       SOLE                    33600
Lilly, Eli                     COM              532457108     1660    25868 SH       SOLE                    25868
Loews Corp.                    COM              540424108      572     8150 SH       SOLE                     8050               100
Loral Space and Communications COM              G56462107      497    28918 SH       SOLE                    28918
Lucent Technologies            COM              549463107     1588    24483 SH       SOLE                    24483
Merck & Co.                    COM              589331107     2285    35250 SH       SOLE                    35250
Mexico Fund                    COM              592835102      219    15720 SH       SOLE                    15720
Microsoft                      COM              594918104      228     2520 SH       SOLE                     2520
Minnesota Mining & Manufacturi COM              604059105      204     2126 SH       SOLE                     2126
Mobil Corp.                    COM              607059102      531     5272 SH       SOLE                     5272
Moet Hennessy Louis Vuitton AD COM              502441207     1751    29185 SH       SOLE                    29075               110
Monsanto                       COM              611662107      310     8700 SH       SOLE                     8700
Morgan (J.P.)                  COM              616880100     3022    26450 SH       SOLE                    26450
Motorola Inc.                  COM              620076109     1304    14818 SH       SOLE                    14818
New Plan Excel Realty Trust    COM              648053106     1531    85950 SH       SOLE                    85450               500
Newmont Mining                 COM              651639106      951    36741 SH       SOLE                    36741
Norfolk Southern               COM              655844108      363    14800 SH       SOLE                    14800
Oracle Corp.                   COM              68389X105     3606    79255 SH       SOLE                    78755               500
PACCAR Inc.                    COM              693718108     1872    36800 SH       SOLE                    36400               400
PG&E Corporation               COM              69331C108     1341    51835 SH       SOLE                    51835
PacifiCorp                     COM              695114108      423    21008 SH       SOLE                    21008
Pacific Century Financial Corp COM              694058108      206    10098 SH       SOLE                    10098
Park Place Entertainment       COM              700690100      554    44300 SH       SOLE                    43900               400
Pepsico Inc.                   COM              713448108     2175    71324 SH       SOLE                    71024               300
Pfizer Inc.                    COM              717081103      280     7800 SH       SOLE                     7800
Philip Morris Cos.             COM              718154107      281     8234 SH       SOLE                     8234
Premark International          COM              740459102     1510    29900 SH       SOLE                    29500               400
Procter & Gamble               COM              742718109    19411   207046 SH       SOLE                   207046
Rhone-Poulenc ADR              COM              762426609     1435    28006 SH       SOLE                    27700               306
Royal Caribbean Cruises        COM              V7780T103      756    16800 SH       SOLE                    16800
Royal Dutch Petroleum          COM              780257804      326     5524 SH       SOLE                     5524
SBC Communications             COM              78387G103     3149    61673 SH       SOLE                    60943               730
Safeguard Scientifics          COM              786449108     5250    77200 SH       SOLE                    77200
Saks Inc.                      COM              79377w108      739    48642 SH       SOLE                    48232               410
SanDisk Corp.                  COM              80004C101      489     7500 SH       SOLE                     7500
Sara Lee                       COM              803111103     2155    92200 SH       SOLE                    91700               500
Schering Plough                COM              806605101      393     9000 SH       SOLE                     9000
Sears, Roebuck                 COM              812387108     1089    34713 SH       SOLE                    34513               200
Service Corp. International    COM              817565104      832    78800 SH       SOLE                    78300               500
Sony Corp.                     COM              835699307      848     5650 SH       SOLE                     5650
Sotheby's Holdings Class 'A'   COM              835898107      333    12900 SH       SOLE                    12900
South Africa Fund              COM              842157109      127    11000 SH       SOLE                    10500               500
Spieker Properties             COM              848497103      572    16500 SH       SOLE                    16300               200
Starwood Hotels & Resorts Worl COM              855905204      433    19400 SH       SOLE                    19100               300
Sun Microsystems Inc.          COM              866810104      550     5913 SH       SOLE                     5913
TRW Inc.                       COM              872649108      773    15532 SH       SOLE                    15532
Tellabs, Inc.(formerly Coheren COM              879664100      802    14084 SH       SOLE                    14084
Texaco, Inc.                   COM              881694103     3516    55699 SH       SOLE                    55399               300
Trizec Hahn Corp. (formerly Ho COM              896938107      303    16000 SH       SOLE                    16000
Union Pacific Corp.            COM              907818108      348     7250 SH       SOLE                     7250
United Airlines                COM              902549500      764    11700 SH       SOLE                    11700
United Dominion Realty Trust   COM              910197102      180    16100 SH       SOLE                    16100
United Technologies            COM              913017109      474     8000 SH       SOLE                     8000
Vodafone AirTouch Plc          COM              92857t107      416     1750 SH       SOLE                     1750
Volvo AB 'B' ADR               COM              928856400     1013    35300 SH       SOLE                    34600               700
Warner-Lambert                 COM              934488107      239     3600 SH       SOLE                     3600
Webb (Del) Corporation         COM              947423109     1082    49200 SH       SOLE                    48700               500
WorldCom Inc.                  COM              55268b106     1424    19819 SH       SOLE                    19819
BankAmerica Capital IV Pfd. Y  PFD              066044207      250    11200 SH       SOLE                    11200
Chase Capital IV 7.34% Series  PFD              16147N208      379    16300 SH       SOLE                    16300
Royal Bank Scotland Pfd. B     PFD              780097309      671    26050 SH       SOLE                    26050
Sears Roebuck Pref'd Senior No PFD              812404200      230    10500 SH       SOLE                    10500
Alza warrants                  WT               022615157        0    12060 SH       SOLE                    12060